Pensions and Post Retirement Benefits	12 Months Ended
Dec. 31, 2017
Pension And Post Retirement Benefits [Abstract]
Pensions and Post Retirement Benefits
Pensions and Post Retirement Benefits
The funded status of the company's defined benefit pension and post retirement plans were as follows:

	Defined benefit pension plans December 31		Post retirement benefit plans December 31
	2017	2016	2017	2016
Benefit obligation	(918.3)	(803.7)	(118.5)	(109.3)
Fair value of plan assets	836.1	747.9	—	—
Funded status of plans - deficit	(82.2)	(55.8)	(118.5)	(109.3)
Impact of asset ceiling	(1.0)	(1.0)	—	—
Net accrued liability (notes 13 and 14)(1)	(83.2)	(56.8)	(118.5)	(109.3)

Weighted average assumptions used to determine benefit obligations:
Discount rate	3.2%	3.6%	4.1%	4.2%
Rate of compensation increase	2.8%	3.6%	3.3%	3.5%
Health care cost trend	—	—	5.0%	5.7%

(1)
The defined benefit pension plan net accrued liability at December 31, 2017 of $83.2 (December 31, 2016 - $56.8) was comprised of pension surpluses of $49.1 and pension deficits of $132.3 (December 31, 2016 - $50.8 and $107.6).

Pension and post retirement expenses recognized in the consolidated statements of earnings for the years ended December 31 were as follows:

	2017	2016
Defined benefit pension plan expense	17.3	27.7
Defined contribution pension plan expense	45.6	32.2
Defined benefit post retirement expense	10.3	8.0
	73.2	67.9

Pre-tax actuarial net losses recognized in the consolidated statements of comprehensive income for the years ended December 31 were comprised as follows:

	2017	2016
Defined benefit pension plans
Actuarial net gains on plan assets and change in asset ceiling	18.6	54.5
Actuarial net losses on benefit obligations	(53.0)	(76.4)
	(34.4)	(21.9)
Post retirement benefit plans - actuarial net gains (losses) on benefit obligations	0.3	(1.4)
	(34.1)	(23.3)

During 2017 the company contributed $30.7 (2016 - $21.8) to its defined benefit pension and post retirement benefit plans, and expects to make contributions of $28.2 in 2018.